PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,500,012	$ 4,537,732
Accumulated depreciation	(3,981,283)	(3,959,744)
Property and equipment, net	518,729	577,988
Computers Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,655,372	2,698,172
Accumulated depreciation	(2,409,116)	(2,399,978)
Property and equipment, net	246,256	298,194
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	183,400	183,618
Accumulated depreciation	(164,201)	(162,647)
Property and equipment, net	19,199	20,971
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	99,856	101,674
Accumulated depreciation	(80,950)	(76,497)
Property and equipment, net	18,906	25,177
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	398,532	401,862
Accumulated depreciation	(364,230)	(365,075)
Property and equipment, net	34,302	36,787
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,138,039	1,086,518
Accumulated depreciation	(962,786)	(955,547)
Property and equipment, net	175,253	130,971
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	24,813	65,888
Accumulated depreciation	0	0
Property and equipment, net	$ 24,813	$ 65,888